Supplemental cash flow disclosures - Summary of supplemental cash flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Supplemental cash flow disclosures [abstract]
Additions to property and equipment included in accounts payable and accrued liabilities	$ 3	$ 49
Additions to intangible assets included in accounts payable and accrued liabilities	9
Reclassification of contributed surplus upon issuance of common shares to TaiMed		4,000
Convertible unsecured senior notes issuance costs included in accounts payable and accrued liabilities	6	6
Recognition of previously unrecognized tax assets from item originally recorded in equity		$ 338
Additions to intangible assets included in long-term obligations	7,822
Additions to intangible assets included in contributed surplus	1,028
Issuance of shares in connection with acquisitions of intangible assets	$ 5